Schedule of Investments

July 31, 2026 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Common Stock (99.3%)††
Communication Services (1.8%)
Cars.com*	85,200	$1,010
Nexstar Media Group, Cl A	22,300	4,249
Playtika Holding	212,358	847
Shutterstock	28,200	152
Taboola.com*	443,700	2,223
Yelp, Cl A*	73,600	1,945
Ziff Davis*	34,300	1,821
ZoomInfo Technologies, Cl A*	161,800	534
		12,781

Consumer Discretionary (13.6%)
Academy Sports & Outdoors	74,400	3,530
ADT	861,100	6,578
Autoliv	28,300	3,486
AutoNation*	7,900	1,678
Bath & Body Works	124,200	2,499
Bloomin' Brands	115,000	996
BorgWarner	87,700	5,590
Boyd Gaming	39,000	3,317
Carriage Services, Cl A	50,800	2,051
Carter's	27,200	1,049
Covista*	14,900	1,860
Crocs*	38,900	4,980
Dine Brands Global	35,500	1,276
El Pollo Loco Holdings*	135,100	2,224
GigaCloud Technology, Cl A*	42,800	1,872
G-III Apparel Group	104,632	3,810
Goodyear Tire & Rubber*	137,500	956
Group 1 Automotive	6,100	1,749
H&R Block	42,900	1,889
Harley-Davidson	82,300	2,020
Haverty Furniture	33,600	828
KB Home	35,700	1,962
La-Z-Boy	45,300	1,784
Macy's	135,900	3,373
Marriott Vacations Worldwide	8,150	795
Mattel*	212,900	3,213
Oxford Industries	29,500	1,119
Penske Automotive Group	5,600	1,217
Perdoceo Education	93,600	2,977
Phinia	60,200	4,430
PVH	52,000	4,506
Sally Beauty Holdings*	114,500	1,714
Signet Jewelers	36,980	3,435
Toll Brothers	17,100	2,495
Travel + Leisure	64,300	4,888
Upbound Group, Cl A	120,900	2,344
Visteon	15,800	1,652
		96,142

LSV Small Cap Value Fund

	Shares	Value (000)
Consumer Staples (3.4%)
Central Garden & Pet, Cl A*	120,300	$4,560
Del Monte	119,400	3,547
Edgewell Personal Care	71,100	1,933
Energizer Holdings	143,500	3,009
Herbalife*	185,900	2,309
Ingredion	35,800	3,561
Simply Good Foods*	255,400	2,600
Spectrum Brands Holdings	29,600	2,628
		24,147

Energy (6.5%)
APA	129,800	4,844
DHT Holdings	157,204	2,919
HF Sinclair	81,700	7,472
Matador Resources	131,300	6,551
Murphy Oil	68,300	2,714
Navigator Holdings	107,200	2,396
NOV	253,300	4,922
Patterson-UTI Energy	156,600	1,641
Peabody Energy	96,100	2,049
Riley Exploration Permian	47,200	1,618
SandRidge Energy	84,826	1,181
Scorpio Tankers	20,200	1,573
World Kinect	151,400	6,035
		45,915

Financials (31.0%)
Affiliated Managers Group	15,600	5,721
Amalgamated Financial	59,313	2,929
Associated Banc-Corp	222,100	6,859
Axis Capital Holdings	46,000	4,845
Bank of NT Butterfield & Son	108,800	6,669
Bank OZK	98,600	5,058
Bladex, Cl E	99,600	5,832
Blue Owl Capital	86,700	932
Camden National	48,500	2,808
Capitol Federal Financial	376,300	3,326
Carlyle Secured Lending	95,900	958
Cathay General Bancorp	35,800	2,262
Central Pacific Financial	66,000	2,600
Chimera Investment‡	169,700	2,118
CNO Financial Group	159,400	8,782
Community Trust Bancorp	37,400	2,934
CVB Financial	122,900	2,749
Enact Holdings	45,000	2,129
EVERTEC	45,100	1,373
Federated Hermes, Cl B	75,800	4,545
Financial Institutions	34,400	1,426
First American Financial	74,100	5,557
First BanCorp	129,700	3,752
First Busey	170,100	5,249
First Financial	43,900	3,536
First Financial Bancorp	115,700	3,914

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Financials (continued)
First Horizon	101,100	$2,592
FNB	111,400	2,105
FS KKR Capital	76,915	813
Fulton Financial	193,400	4,705
Great Southern Bancorp	27,200	2,184
Hancock Whitney	64,700	4,982
Hanmi Financial	140,400	4,476
Hanover Insurance Group	17,000	3,955
Hope Bancorp	181,300	2,540
International Money Express*	21,600	256
Jackson Financial, Cl A	47,000	5,747
Lincoln National	59,800	2,727
Mercantile Bank	48,657	2,923
MFA Financial‡	149,300	1,360
MGIC Investment	204,600	6,146
Midland States Bancorp	23,851	803
Navient	78,800	661
New Mountain Finance	178,000	1,226
Northwest Bancshares	263,000	4,140
OceanFirst Financial	161,600	3,120
OFG Bancorp	105,100	5,556
Pagseguro Digital, Cl A	157,300	1,516
Pelagos Insurance Capital	239,800	6,065
PennantPark Investment	195,900	645
Peoples Bancorp	53,582	2,232
Popular	42,000	7,360
PROG Holdings	47,600	2,095
Radian Group	113,000	4,406
Redwood Trust‡	350,800	1,603
Regional Management	48,400	1,562
Rithm Capital‡	216,400	2,138
S&T Bancorp	43,400	2,263
Sixth Street Specialty Lending	50,200	861
United Fire Group	39,400	2,024
Universal Insurance Holdings	47,900	2,094
Valley National Bancorp	339,000	4,844
Voya Financial	43,600	4,335
WaFd	110,400	4,059
Zions Bancorp	100,000	6,971
		218,953

Health Care (8.8%)
Amphastar Pharmaceuticals*	62,154	1,239
Charles River Laboratories International*	24,700	5,743
Collegium Pharmaceutical*	48,200	1,706
Emergent BioSolutions*	157,300	1,136
Exelixis*	156,300	8,289
Halozyme Therapeutics*	70,000	5,778
Harmony Biosciences Holdings*	128,100	4,514

LSV Small Cap Value Fund

	Shares	Value (000)
Health Care (continued)
Integra LifeSciences Holdings*	89,600	$1,492
Jazz Pharmaceuticals PLC*	47,600	12,036
LivaNova*	65,600	5,257
Organon	34,169	463
Pacira BioSciences*	72,300	1,909
Pediatrix Medical Group*	101,500	2,691
Perrigo	51,300	519
Progyny*	114,600	3,567
Puma Biotechnology*	199,600	1,583
Rigel Pharmaceuticals*	73,700	2,713
Varex Imaging*	159,250	1,782
		62,417

Industrials (11.4%)
ABM Industries	124,700	5,974
ACCO Brands	298,000	1,258
Alaska Air Group*	65,500	3,108
Apogee Enterprises	48,900	1,936
ArcBest	12,300	1,776
Atkore	70,220	5,123
Brink's	31,400	3,719
Clarivate*	597,800	1,184
Deluxe	146,194	3,782
EnerSys	21,900	4,074
Ennis	60,900	1,328
Greenbrier	62,300	3,068
Griffon	24,600	2,120
Interface, Cl A	80,270	2,750
Janus International Group*	197,400	1,013
Kelly Services, Cl A	126,500	1,877
Kennametal	82,200	2,792
Lyft, Cl A*	252,000	3,997
Oshkosh	48,700	6,936
Park-Ohio Holdings	16,500	659
Quad	265,501	2,759
Quanex Building Products	99,300	1,772
Ryder System	20,533	5,265
Safe Bulkers	255,500	1,995
Science Applications International	25,100	2,940
SkyWest*	26,600	2,845
Upwork*	111,200	1,019
Willis Lease Finance	46,200	3,295
		80,364

Information Technology (8.1%)
Avnet	68,200	6,058
Belden	14,710	1,825
Cirrus Logic*	42,600	5,510
Consensus Cloud Solutions*	63,000	2,293
Dropbox, Cl A*	184,500	6,007
DXC Technology*	120,600	1,356

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Information Technology (continued)
Freshworks, Cl A*	216,100	$2,454
NetScout Systems*	81,800	3,327
OneSpan	113,100	1,751
PagerDuty*	237,400	2,512
Penguin Solutions*	51,700	2,721
Photronics*	103,520	3,136
Qorvo*	39,950	3,618
ScanSource*	58,000	3,284
TD SYNNEX	20,600	5,267
Teradata*	135,400	4,196
Vontier	68,000	2,185
		57,500

Materials (4.4%)
AdvanSix	79,200	1,589
Cabot	39,900	3,512
Commercial Metals	50,200	3,450
Constellium, Cl A*	149,300	4,148
Koppers Holdings	90,881	4,455
NewMarket	3,700	3,146
O-I Glass, Cl I*	88,300	631
Sonoco Products	108,800	6,131
Sylvamo	54,100	2,024
Worthington Steel	60,792	2,189
		31,275

Real Estate (6.9%)
American Assets Trust‡	128,400	3,029
Apple Hospitality REIT‡	156,600	2,585
Brixmor Property Group	77,900	2,455
Broadstone Net Lease, Cl A‡	211,200	4,521
CBL & Associates Properties	48,400	2,842
Chiron Real Estate	37,220	1,321
Cousins Properties	100,900	3,183
DiamondRock Hospitality	250,725	3,320
EPR Properties‡	67,100	4,165
Gladstone Commercial‡	45,800	573
Highwoods Properties	113,900	3,774
Industrial Logistics Properties Trust	85,200	734
Kilroy Realty	58,700	2,279
Kite Realty Group Trust	136,900	3,918
Outfront Media	125,400	3,997
Park Hotels & Resorts	123,600	1,861
Xenia Hotels & Resorts	219,400	4,514
		49,071

Utilities (3.4%)
Avista	27,994	1,132
National Fuel Gas	60,300	4,963
Northwest Natural Holding	42,700	2,089
Otter Tail	53,090	4,694
Portland General Electric	88,500	4,366

LSV Small Cap Value Fund

	Shares	Value (000)
Utilities (continued)
UGI	192,200	$6,943
		24,187

TOTAL COMMON STOCK
(Cost $548,776)		702,752

	Face Amount (000)
Repurchase Agreement (0.7%)
South Street Securities 3.250%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $4,814 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $2,477, 0.000% - 4.250%, 10/08/2026 - 05/15/2052; total market value $4,909)	$4,813	4,813

TOTAL REPURCHASE AGREEMENT
(Cost $4,813)		4,813

Total Investments – 100.0%
(Cost $553,589)		$707,565

Percentages are based on Net Assets of $707,568 (000).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

REIT — Real Estate Investment Trust

LSV-QH-004-2700

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